UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09054

Credit Suisse Opportunity Funds

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

One Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

One Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2012 - June 30, 2013

ITEM 1. PROXY VOTING RECORD

Credit Suisse Multialternative Strategy Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Credit Suisse Managed Futures Strategy Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Credit Suisse Strategic Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Credit Suisse Floating Rate High Income Fund

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09054

Reporting Period: 07/01/2012 - 06/30/2013

Credit Suisse Opportunity Funds

================= Credit Suisse Floating Rate High Income Fund =================

MAGELLAN HEALTH SERVICES, INC.

Ticker:       MGLN           Security ID:  559079207

Meeting Date: MAY 22, 2013   Meeting Type: Annual

Record Date:  APR 01, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Michael P. Ressner       For       For          Management

1.2   Elect Director Michael S. Diament       For       For          Management

1.3   Elect Director Barry M. Smith           For       For          Management

2     Advisory Vote to Ratify Named           For       Against      Management

      Executive Officers' Compensation

3     Ratify Auditors                         For       For          Management

--------------------------------------------------------------------------------

WILLIAM LYON HOMES

Ticker:                      Security ID:  552074205

Meeting Date: APR 29, 2013   Meeting Type: Annual

Record Date:  APR 04, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Douglas K. Ammerman      For       For          Management

1.2   Elect Director Michael Barr             For       For          Management

1.3   Elect Director Matthew R. Niemann       For       Withhold     Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse Opportunity Funds

By:	/s/ John G. Popp
John G. Popp
Chief Executive Officer and President

Date: August 2, 2013